LONG-LIVED ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant and equipment consisted of the following (in thousands):

	Estimated Useful Life (yrs)	March 31, 2015	December 31, 2014
Pipelines	15-30	$503,888	$488,592
Gas processing, treating and other plants	15	532,538	515,080
Compressors	7-15	64,856	62,741
Rights of way and easements	15	37,263	37,238
Furniture, fixtures and equipment	5	3,735	3,671
Capital lease vehicles	3-5	2,284	2,076
Total property, plant and equipment		1,144,564	1,109,398
Accumulated depreciation and amortization		(159,252)	(142,234)
Total		985,312	967,164
Construction in progress		51,319	63,858
Land and other		24,002	27,548
Property, plant and equipment, net		$1,060,633	$1,058,570

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	As of December 31,
		2014	2013
Pipelines	15-30	$488,592	$344,721
Gas processing, treating and other plants	15	515,080	254,133
Compressors	7-15	62,741	20,030
Rights of way and easements	15	37,238	20,729
Furniture, fixtures and equipment	5	3,671	3,347
Capital lease vehicles	3-5	2,076	1,396
Total property, plant and equipment		1,109,398	644,356
Accumulated depreciation and amortization		(142,234)	(79,908)
Total		967,164	564,448

Construction in progress		63,858	6,039
Land and other		27,548	5,308
Property, plant and equipment, net		$1,058,570	$575,795